Financial Instrument Risk Management - Equities by Issuer Country (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 152,785	$ 143,061
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,787	4,634
Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	313	620
Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,474	4,014
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,835	2,666
Canada | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	22	15
Canada | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,813	2,651
United States | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	687	896
United States | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	137	388
United States | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	550	508
United Kingdom | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	137	126
United Kingdom | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	5	5
United Kingdom | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	132	121
Other countries | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,128	946
Other countries | Other invested assets | Available-for-sale
Disclosure of detailed information about financial instruments [line items]
Financial assets	149	212
Other countries | Other invested assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 979	$ 734